UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     Elliott Davis Investment Advisory Services, LLC
Address:  124 Verdae Blvd. Suite 504
          Greenville, SC 29607

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Allen Gillespie
Title: Chief Operating Officer
Phone: (864) 288-2849

Signature, Place, and Date of Signing:

/s/ Allen Gillespie            Greenvillle, SC         5/11/12
---------------------------   -------------------    --------------
[Signature]                   [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number Name

      28-_________ ________________________________________
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE



Report Summary:




Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           73
                                         -----------

Form 13F Information Table Value Total:      103,492
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      No. Form 13F File Number Name

      ____ 28-_________ ________________________________________

      [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE
                                 March 31, 2012

          COLUMN 1            COLUMN 2           COLUMN 3     COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8

                              TITLE OF                         VALUE    SHRS OR SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER           CLASS              CUSIP     (X*$1000)  PRN AMT PRN CALL DISCRETION MANAGERS  SOLE    SHARED   NONE
       --------------         --------             -----     ---------  ------- --- ---- ---------- --------  ----    ------   ----
APPLE INC                     COM               037833 10 0       919     1,531 SH          SOLE                 216           1,315
AT&T INC                      COM               00206R 10 2       907    29,030 SH          SOLE                              29,030
BANK OF AMERICA CORPORATION   COM               060505 10 4       291    30,417 SH          SOLE               5,867          24,550
BB&T CORP                     COM               054937 10 7       469    14,933 SH          SOLE              12,122           2,811
BERKSHIRE HATHAWAY INC DEL    CL B NEW          084670 70 2       264     3,250 SH          SOLE               2,050           1,200
BOSTON SCIENTIFIC CORP        COM               101137 10 7       121    20,153 SH          SOLE               4,060          16,093
BRISTOL MYERS SQUIBB CO       COM               110122 10 8       265     7,839 SH          SOLE                 167           7,672
CAMERON INTERNATIONAL CORP    COM               13342B 10 5       232     4,383 SH          SOLE                               4,383
CATERPILLAR INC DEL           COM               149123 10 1       538     5,054 SH          SOLE               1,911           3,143
CHEVRON CORP NEW              COM               166764 10 0       563     5,249 SH          SOLE                 288           4,961
COCA COLA CO                  COM               191216 10 0       462     6,245 SH          SOLE                 392           5,853
DISNEY WALT CO                COM DISNEY        254687 10 6       280     6,389 SH          SOLE                 500           5,889
DUKE ENERGY CORP NEW          COM               26441C 10 5       648    30,833 SH          SOLE               3,656          27,177
EXXON MOBIL CORP              COM               30231G 10 2     1,274    14,691 SH          SOLE               1,264          13,427
GENERAL ELECTRIC CO           COM               369604 10 3       636    31,692 SH          SOLE               2,955          28,737
HOME DEPOT INC                COM               437076 10 2       239     4,759 SH          SOLE               1,900           2,859
INTEL CORP                    COM               458140 10 0       530    18,849 SH          SOLE               5,197          13,652
INTERNATIONAL BUSINESS MACHS  COM               459200 10 1       586     2,808 SH          SOLE                 100           2,708
ISHARES TR                    BARCLYS 1-3YR CR  464288 64 6     1,206    11,472 SH          SOLE               6,441           5,031
ISHARES TR                    BARCLYS 3-7 YR    464288 66 1       399     3,292 SH          SOLE               1,352           1,940
ISHARES TR                    BARCLYS 7-10 YR   464287 44 0       776     7,512 SH          SOLE               2,609           4,903
ISHARES TR                    BARCLYS CR BD     464288 62 0       905     8,252 SH          SOLE               3,231           5,021
ISHARES TR                    BARCLYS INTER CR  464288 63 8     1,056     9,701 SH          SOLE               4,874           4,827
ISHARES TR                    BARCLYS TIPS BD   464287 17 6    15,089   128,253 SH          SOLE              23,279         104,974
ISHARES TR                    DJ SEL DIV INX    464287 16 8       894    15,974 SH          SOLE               1,822          14,152
ISHARES TR                    JPMORGAN USD      464288 28 1     1,090     9,671 SH          SOLE               1,462           8,209
ISHARES TR                    MSCI EAFE INDEX   464287 46 5       510     9,293 SH          SOLE                               9,293
ISHARES TR                    MSCI EMERG MKT    464287 23 4       444    10,341 SH          SOLE               8,355           1,986
ISHARES TR                    RUSSELL1000GRW    464287 61 4     1,221    18,483 SH          SOLE               1,146          17,337
ISHARES TR                    RUSSELL1000VAL    464287 59 8     1,557    22,214 SH          SOLE               2,257          19,957
ISHARES TR                    RUSL 2000 GROW    464287 64 8     3,144    32,961 SH          SOLE               5,602          27,359
ISHARES TR                    RUSL 2000 VALU    464287 63 0     3,052    41,819 SH          SOLE               6,402          35,417
ISHARES TR                    S&P SH NTL AMTFR  464288 15 8       991     9,300 SH          SOLE                               9,300
ISHARES TR                    S&P CITINT TBD    464288 11 7       594     5,946 SH          SOLE                 753           5,193
ISHARES TR                    S&PCITI1-3YRTB    464288 12 5     1,039    10,468 SH          SOLE               1,272           9,196
JOHNSON & JOHNSON             COM               478160 10 4       643     9,751 SH          SOLE               1,864           7,887
MARKET VECTORS ETF TR         MKTVEC INTMUETF   57060U 84 5       211     9,186 SH          SOLE                               9,186
MCDONALDS CORP                COM               580135 10 1       224     2,283 SH          SOLE                               2,283
MICROSOFT CORP                COM               594918 10 4       555    17,199 SH          SOLE               5,400          11,799
NEXTERA ENERGY INC            COM               65339F 10 1       219     3,592 SH          SOLE                               3,592
PEPSICO INC                   COM               713448 10 8       458     6,904 SH          SOLE                 549           6,355
PFIZER INC                    COM               717081 10 3       219     9,687 SH          SOLE               3,287           6,400
PHILIP MORRIS INTL INC        COM               718172 10 9       201     2,272 SH          SOLE               1,252           1,020
PIMCO ETF TR                  INTER MUN BD ST   72201R 86 6       227     4,266 SH          SOLE                               4,266
POWERSHARES GLOBAL ETF TRUST  I-30 LAD TREAS    73936T 52 4       230     7,379 SH          SOLE                 116           7,263
POWERSHARES ETF TRUST         FINL PFD PTFL     73935X 22 9    10,811   603,987 SH          SOLE             140,377         463,610
POWERSHARES GLOBAL ETF TRUST  AGG PFD PORT      73936T 56 5       599    41,715 SH          SOLE                              41,715
POWERSHARES ETF TRUST II      SENIOR LN PORT    73936Q 76 9       800    32,532 SH          SOLE                 356          32,176
PROCTER & GAMBLE CO           COM               742718 10 9       535     7,957 SH          SOLE               1,476           6,481
PUTMAN HIGH INCOME SEC FUND   SHS BEN INT       746779 10 7       133    15,750 SH          SOLE              15,750
RYDEX ETF TRUST               GUG S&P500 PU GR  78355W 40 3     5,985   121,553 SH          SOLE              15,916         105,637
SCHLUMBERGER LTD              COM               806857 10 8       264     3,779 SH          SOLE               1,367           2,412
SPDR SERIES TRUST             NUVN BR SHT MUNI  78464A 42 5     1,122    46,027 SH          SOLE                              46,027
SPDR SERIES TRUST             DB INT GVT ETF    78464A 49 0       358     5,918 SH          SOLE                  99           5,819
SPDR GOLD TRUST               GOLD SHS          78463V 10 7       288     1,777 SH          SOLE                 483           1,294
SPDR SERIES TRUST             S&P DIVID ETF     78464A 76 3       209     3,682 SH          SOLE               1,974           1,708
SPDR INDEX SHS FDS            S&P INTL ETF      78463X 77 2       634    12,694 SH          SOLE               1,303          11,391
SOUTHERN CO                   COM               842587 10 7       366     8,146 SH          SOLE                               8,146
SPECTRA ENERGY CORP           COM               847560 10 9       319    10,106 SH          SOLE               1,155           8,951
STRYKER CORP                  COM               863667 10 1       300     5,400 SH          SOLE               5,400
TIFFANY & CO NEW              COM               886547 10 8       297     4,300 SH          SOLE               4,300
UNITED TECHNOLOGIES CORP      COM               913017 10 9       373     4,502 SH          SOLE                 200           4,302
VANGUARD INDEX FDS            GROWTH ETF        922908 73 6       260     3,658 SH          SOLE                               3,658
VANGUARD WHETHALL FDS INC     HIGH DIV YLD      921946 40 6       211     4,348 SH          SOLE                               4,348
VANGUARD BD INDEX FD INC      INTERMED TERM     921937 81 9       491     5,652 SH          SOLE                               5,652
VANGUARD BD INDEX FD INC      LONG TERM BOND    921937 79 3       210     2,366 SH          SOLE                  71           2,295
VANGUARD BD INDEX FD INC      SHORT TRM BOND    921937 82 7       785     9,702 SH          SOLE               2,940           6,762
VANGUARD BD INDEX FD INC      TOTAL BND MRKT    921937 83 5    21,846   262,326 SH          SOLE              48,147         214,179
VANGUARD INDEX FDS            VALUE ETF         922908 74 4     8,430   146,157 SH          SOLE              23,939         122,218
VERIZON COMMUNICATIONS INC    COM               92343V 10 4       446    11,657 SH          SOLE               1,414          10,243
WELLS FARGO & CO NEW          COM               949746 10 1       217     6,342 SH          SOLE                 536           5,806
WISDOMTREE TRUST              EMG MKTS SMCAP    97717W 28 1       628    13,046 SH          SOLE               1,133          11,913
YAHOO INC                     COM               984332 10 6       198    13,000 SH          SOLE               6,168           6,832